Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Income Taxes [Line Items]
Deferred income tax assets included in other asset	$ 150,000	$ 236,000
Net operating loss carryforwards	31,000,000	26,000,000
Unrecognized tax benefits	2,612,000	704,000	1,010,000	1,202,000	1,300,000
Accrued interest payable related to uncertain tax positions	252,000	114,000
Undistributed earnings of domestic subsidiaries	35,100,000
Maximum [Member]
Income Taxes [Line Items]
Net operating losses expiration date	2031
Minimum [Member]
Income Taxes [Line Items]
Net operating losses expiration date	2012
Undistributed Domestic Earnings [Member]
Income Taxes [Line Items]
Additional taxes if interest in all businesses is sold rather than to effect a tax-free liquidation	$ 12,900,000